Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 281,488	$ 262,179	$ 239,539
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	228	151	55
Depreciation expense	43,436	42,125	40,210
Amortization of intangibles	17,861	17,450	17,467
Amortization of government grants	(44)	(44)	53
Interest on short term investments	(1,088)	(823)	(571)
Realized (gain)/loss on sale of short term investments	(112)	(50)	113
Amortization of gain on interest rate hedge	(923)	(923)	(41)
Amortization of financing costs	556	566	0
Stock compensation expense	30,573	40,343	33,317
Deferred taxes	10,729	1,545	3,157
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	57,747	2,526	(18,671)
Increase in unbilled revenue	(62,491)	(16,753)	(29,281)
Decrease/(increase) in other receivables	1,771	(1,829)	(14,519)
Decrease/(increase) in prepayments and other current assets	4,359	1,872	(8,631)
Increase in other non-current assets	(1,524)	(2,157)	(55)
(Decrease)/increase in payments on account	(7,174)	(45,754)	34,644
Increase/(decrease) in other current liabilities	6,679	(44,713)	(26,266)
(Decrease)/increase in other non-current liabilities	(3,710)	3,008	6,378
Decrease in income taxes payable	(2,293)	(690)	(949)
Increase in accounts payable	7,014	1,175	3,124
Net cash provided by operating activities	383,082	259,204	279,073
Cash flows from investing activities:
Purchase of property, plant and equipment	(44,717)	(42,601)	(49,730)
Purchase of subsidiary undertakings	(144,131)	(54,209)	(166,292)
Cash acquired with subsidiary undertaking	19,649	3,168	194
Sale of short term investments	33,086	40,858	25,708
Purchase of short term investments	(41,701)	(22,030)	(14,194)
Net cash used in investing activities	(177,814)	(74,814)	(204,314)
Cash flows from financing activities:
Drawdown of credit lines and facilities	0	73,000	851,500
Repayment of credit lines and facilities	0	(73,000)	(501,500)
Proceeds from the exercise of equity compensation	13,950	10,180	20,999
Share issue costs	(15)	(17)	(8)
Excess tax benefit on exercise of equity compensation	0	6,402	1,905
Repurchase of ordinary shares	(133,106)	(110,000)	(457,892)
Share repurchase costs	(106)	(275)	(889)
Repayment of government grant	0	0	(159)
Proceeds from interest rate hedge	0	0	4,658
Net cash used in financing activities	(119,277)	(93,710)	(81,386)
Effect of exchange rate movements on cash	4,327	(2,050)	(8,362)
Net increase/(decrease) in cash and cash equivalents	90,318	88,630	(14,989)
Cash and cash equivalents at beginning of year	192,541	103,911	118,900
Cash and cash equivalents at end of year	$ 282,859	$ 192,541	$ 103,911